Note 10 - Reinsurance (Details) - Reinsurance Ceded and Assumed - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Ceded and Assumed [Abstract]
Premiums ceded	$ 12,511,080	$ 13,687,074
Premiums assumed	781,863	3,346,657
Commission and expense allowances	4,457,058	3,443,836
Benefit recoveries	$ 8,414,608	$ 7,703,390